Related Parties	6 Months Ended
Jun. 30, 2022
Disclosure of transactions between related parties [abstract]
Related Parties

Note 26	Related Parties
The related parties hereafter are related parties within the meaning of IAS 24.9.
Biotech Avenir
Biotech Avenir SAS is a holding company incorporated in 2001 by the Company's founders. Most of its share capital is currently held by individuals, i.e. the four co-founders of the Company and twelve Company employees.
Jean-François Mouney, the Chairman of the Company, is also the Chairman of Biotech Avenir SAS.
At June 30, 2022, Biotech Avenir SAS held 3.79% of the share capital of the Company.
The registered office of Biotech Avenir SAS is located at the same address as the Company. This domiciliation is provided without charge.
The Company did not carry out any transactions with Biotech Avenir in 2022, or 2021, with the exception of the domiciliation without charge.
Ipsen Pharma SAS
In addition to the signature of the Licensing and Partnership agreement between GENFIT and Ipsen, Ipsen Pharma SAS became a shareholder of GENFIT through the purchase of 3,985,239 newly issued shares in December 2021. At June 30, 2022, Ipsen Pharma SAS held 8.00% of the share capital of the Company and 7.64% of the voting rights.
As provided for in the licensing and partnership agreement signed with Ipsen Pharma SAS in December 2021:
•Ipsen Pharma SAS has been appointed as a member of the Board of Directors of the Company for a period of five years by the Shareholder's Meeting on May 25, 2022;
•GENFIT and Ipsen have signed a transition services agreement on April 1, 2022 and an inventory purchase agreement on July 13, 2022. These agreements cover support for Ipsen in future proceedings and processes (other than knowledge transfer) and the provision of drug tablets which Ipsen may require to execute its clinical trial. As per the agreement signed with Ipsen in December 2021, the prices under these agreements will cover all costs born by the Company to provide the relevant goods and services, without economic benefit for Ipsen.